Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The following tables and narrative disclosure provide information on the relationship of the compensation of our Chief Executive Officer (also referred to as “PEO”) and the average of our other named executive officers (also referred to as “Non-PEO NEOs”) compared to our performance over the past four fiscal years.

Pay Versus Performance

					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Comp. Table Total for PEO(1)	Comp. Actually Paid to PEO(3)	Average Summary Comp. Table Total for non-PEO Named Executive Officers(2)	Average Comp. Actually Paid to non-PEO Named Executive Officers(3)	Total Share holder Return	Peer Group Total Share holder Return(4)	Net Income	Company Selected Measure: (Plan EBIT)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$9,513,410	$15,054,952	$2,289,448	$3,107,267	$246.59	$172.96	$258,856,000	$396,265,000
2022	$6,905,687	$5,175,449	$3,025,003	$2,894,691	$165.91	$164.73	$261,164,000	$358,360,000
2021	$5,773,120	$12,555,590	$1,951,232	$2,120,931	$152.13	$164.01	$244,157,000	$334,076,000
2020	$8,465,476	$13,305,587	$2,051,057	$2,342,408	$103.02	$112.80	$287,450,000	$400,500,000

(1)
Jack Sinclair was PEO for each of fiscal 2023, 2022, 2021 and 2020.

(2)
Non-PEO NEOs whose average compensation is reflected in columns (d) and (e) consist of Lawrence P. Molloy and J. Scott Neal for each of the fiscal years presented; Brandon F. Lombardi for fiscal 2023, 2022 and 2021; Nicholas Konat for fiscal 2023 and 2022; Denise A. Paulonis, former Chief Financial Officer, for fiscal 2021 and 2020; Gilliam D. Phipps, former Senior Vice President, Chief Marketing Officer, for fiscal 2021 and 2020; and David M. McGlinchey, former Chief Format Officer, for fiscal 2020.
(3)
Compensation actually paid as reflected in columns (c) and (e) was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table adjusted to present the value of equity-based compensation based on estimated year-end value. The following tables reflect the adjustments made from the Summary Compensation Total to compensation actually paid for the PEO and the Non-PEO NEOs:

PEO Summary Compensation Table to Compensation Actually Paid Equity Award Adjustments Reconciliation

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For PEO)	Fiscal Year 2022 (For PEO)	Fiscal Year 2021 (For PEO)	Fiscal Year 2020 (For PEO)
Summary Compensation Table Total	$9,513,410	$6,905,687	$5,773,120	$8,465,476
(Minus): Change in Actuarial Present Value of Pension Benefits	—	—	—	—
Plus: Service Costs and Prior Service Cost for Pension Benefits	—	—	—	—
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(6,288,425)	$(4,149,868)	$(4,182,088)	$(3,328,866)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$9,440,055	$3,296,040	$5,276,056	$6,304,580
Plus/(Minus): Change in Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$2,111,723	$(1,418,423)	$5,129,300	$1,621,753
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$278,189	$542,013	$559,202	$242,644
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—
Compensation Actually Paid	$15,054,952	$5,175,449	$12,555,590	$13,305,587

Non-PEO NEOs Summary Compensation Table to Compensation Actually Paid Equity Award Adjustments Reconciliation

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (Average For Non-PEO NEOs)	Fiscal Year 2022 (Average For Non-PEO NEOs)	Fiscal Year 2021 (Average For Non-PEO NEOs)	Fiscal Year 2020 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$2,289,448	$3,025,003	$1,951,232	$2,051,057
(Minus): Change in Actuarial Present Value of Pension Benefits	—	—	—	—
Plus: Service Costs and Prior Service Cost for Pension Benefits	—	—	—	—
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(792,302)	$(1,602,240)	$(1,312,866)	$(849,367)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$782,268	$1,443,242	$1,475,337	$1,107,135
Plus/(Minus): Change in Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$616,334	$382	$277,264	$29,960
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$385,208	$28,304	$72,500	$3,623
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$(173,689)	—	$(342,536)	—
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—
Compensation Actually Paid	$3,107,267	$2,894,691	$2,120,931	$2,342,408

In accordance with the applicable requirements, the fair values of unvested and outstanding equity awards to the NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table.

•
For options, the fair values as of each measurement date were determined using a Black-Scholes model, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under GAAP. The expected life of options as of each measurement date is estimated based on consideration of consistency with the original valuation assumptions for the grant, the circumstances of the grant at the measurement date, and other relevant factors under GAAP.
•
For performance shares, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.
•
For RSUs, the fair value is equal to the stock price on the appropriate measurement date.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see Note 26 to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2023
Restricted Stock Units
Stock Price	$32.37 - $48.11
Performance Shares
Financial Metric Multiplier	0% - 100%
Stock Options
Expected Term	4.50 years
Strike Price	$16.47 - $32.95
Volatility	30.29% - 43.01%
Dividend Yield	0.00%
Risk-Free Interest Rate	3.71% - 5.20%

(4)
Total Stockholder Return, or “TSR,” and Peer Group TSR reflect our TSR compared to that of the S&P Food Retail Index (referred to as the “Peer Group Index”). The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, the Company’s common stock and the Peer Group Index on the last trading day of fiscal 2019.
	In accordance with SEC rules, the table must include, in addition to relative TSR and net income, a Company-Selected Measure. We have included Plan EBIT, a non-GAAP measure defined as Adjusted EBIT, as may be further adjusted for any income or expense that is unusual, non-recurring or extraordinary, as the compensation committee of our board deems appropriate. Plan EBIT is a key measure used in determining our annual performance-based cash bonuses and payouts of performance shares. See Appendix A for more information.
Company Selected Measure Name	Plan EBIT	Plan EBIT	Plan EBIT	Plan EBIT
Named Executive Officers, Footnote
(2)
Non-PEO NEOs whose average compensation is reflected in columns (d) and (e) consist of Lawrence P. Molloy and J. Scott Neal for each of the fiscal years presented; Brandon F. Lombardi for fiscal 2023, 2022 and 2021; Nicholas Konat for fiscal 2023 and 2022; Denise A. Paulonis, former Chief Financial Officer, for fiscal 2021 and 2020; Gilliam D. Phipps, former Senior Vice President, Chief Marketing Officer, for fiscal 2021 and 2020; and David M. McGlinchey, former Chief Format Officer, for fiscal 2020.

Peer Group Issuers, Footnote
(4)
Total Stockholder Return, or “TSR,” and Peer Group TSR reflect our TSR compared to that of the S&P Food Retail Index (referred to as the “Peer Group Index”). The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, the Company’s common stock and the Peer Group Index on the last trading day of fiscal 2019.

PEO Total Compensation Amount	$ 9,513,410	$ 6,905,687	$ 5,773,120	$ 8,465,476
PEO Actually Paid Compensation Amount	$ 15,054,952	5,175,449	12,555,590	13,305,587
Adjustment To PEO Compensation, Footnote
(3)
Compensation actually paid as reflected in columns (c) and (e) was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table adjusted to present the value of equity-based compensation based on estimated year-end value. The following tables reflect the adjustments made from the Summary Compensation Total to compensation actually paid for the PEO and the Non-PEO NEOs:

PEO Summary Compensation Table to Compensation Actually Paid Equity Award Adjustments Reconciliation

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For PEO)	Fiscal Year 2022 (For PEO)	Fiscal Year 2021 (For PEO)	Fiscal Year 2020 (For PEO)
Summary Compensation Table Total	$9,513,410	$6,905,687	$5,773,120	$8,465,476
(Minus): Change in Actuarial Present Value of Pension Benefits	—	—	—	—
Plus: Service Costs and Prior Service Cost for Pension Benefits	—	—	—	—
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(6,288,425)	$(4,149,868)	$(4,182,088)	$(3,328,866)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$9,440,055	$3,296,040	$5,276,056	$6,304,580
Plus/(Minus): Change in Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$2,111,723	$(1,418,423)	$5,129,300	$1,621,753
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$278,189	$542,013	$559,202	$242,644
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—
Compensation Actually Paid	$15,054,952	$5,175,449	$12,555,590	$13,305,587

Non-PEO NEO Average Total Compensation Amount	$ 2,289,448	3,025,003	1,951,232	2,051,057
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,107,267	2,894,691	2,120,931	2,342,408
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs Summary Compensation Table to Compensation Actually Paid Equity Award Adjustments Reconciliation

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (Average For Non-PEO NEOs)	Fiscal Year 2022 (Average For Non-PEO NEOs)	Fiscal Year 2021 (Average For Non-PEO NEOs)	Fiscal Year 2020 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$2,289,448	$3,025,003	$1,951,232	$2,051,057
(Minus): Change in Actuarial Present Value of Pension Benefits	—	—	—	—
Plus: Service Costs and Prior Service Cost for Pension Benefits	—	—	—	—
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(792,302)	$(1,602,240)	$(1,312,866)	$(849,367)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$782,268	$1,443,242	$1,475,337	$1,107,135
Plus/(Minus): Change in Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$616,334	$382	$277,264	$29,960
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$385,208	$28,304	$72,500	$3,623
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$(173,689)	—	$(342,536)	—
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—
Compensation Actually Paid	$3,107,267	$2,894,691	$2,120,931	$2,342,408

Equity Valuation Assumption Difference, Footnote

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see Note 26 to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2023
Restricted Stock Units
Stock Price	$32.37 - $48.11
Performance Shares
Financial Metric Multiplier	0% - 100%
Stock Options
Expected Term	4.50 years
Strike Price	$16.47 - $32.95
Volatility	30.29% - 43.01%
Dividend Yield	0.00%
Risk-Free Interest Rate	3.71% - 5.20%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular Disclosure of Most Important Compensation-Related Measures. The following were the most important financial performance measures, as determined by our Company, that link compensation actually paid to our PEO and non-PEO NEOs to our Company's performance for the most recently completed fiscal year.

Three Most Important Company Performance Measures for Determining Executive Compensation
Plan EBIT: the Company-Selected Measure included and described in the above table
Comparable store sales: a key metric in determining payouts of our annual performance-based cash bonuses
Net sales: our net sales impacts Plan EBIT and comparable store sales

Total Shareholder Return Amount	$ 246.59	165.91	152.13	103.02
Peer Group Total Shareholder Return Amount	172.96	164.73	164.01	112.8
Net Income (Loss)	$ 258,856,000	$ 261,164,000	$ 244,157,000	$ 287,450,000
Company Selected Measure Amount	396,265,000	358,360,000	334,076,000	400,500,000
PEO Name	Jack Sinclair	Jack Sinclair	Jack Sinclair	Jack Sinclair
Measure:: 1
Pay vs Performance Disclosure
Name	Plan EBIT
Non-GAAP Measure Description
(5)
In accordance with SEC rules, the table must include, in addition to relative TSR and net income, a Company-Selected Measure. We have included Plan EBIT, a non-GAAP measure defined as Adjusted EBIT, as may be further adjusted for any income or expense that is unusual, non-recurring or extraordinary, as the compensation committee of our board deems appropriate. Plan EBIT is a key measure used in determining our annual performance-based cash bonuses and payouts of performance shares. See Appendix A for more information.

Measure:: 2
Pay vs Performance Disclosure
Name	Comparable store sales
Measure:: 3
Pay vs Performance Disclosure
Name	Net sales
PEO | Adjustment to Compensation Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Adjustment to Compensation Service Costs and Prior Service Cost for Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment to Compensation Grant Date Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,288,425)	(4,149,868)	(4,182,088)	(3,328,866)
PEO | Adjustment to Compensation Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,440,055	3,296,040	5,276,056	6,304,580
PEO | Adjustment to Compensation Change in Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,111,723	(1,418,423)	5,129,300	1,621,753
PEO | Adjustment to Compensation Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment to Compensation Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,189	542,013	559,202	242,644
PEO | Adjustment to Compensation Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment to Compensation Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment to Compensation Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment to Compensation Service Costs and Prior Service Cost for Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment to Compensation Grant Date Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(792,302)	(1,602,240)	(1,312,866)	(849,367)
Non-PEO NEO | Adjustment to Compensation Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	782,268	1,443,242	1,475,337	1,107,135
Non-PEO NEO | Adjustment to Compensation Change in Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	616,334	382	277,264	29,960
Non-PEO NEO | Adjustment to Compensation Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment to Compensation Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,208	28,304	72,500	3,623
Non-PEO NEO | Adjustment to Compensation Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(173,689)	0	(342,536)	0
Non-PEO NEO | Adjustment to Compensation Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0